SCHEDULE OF AMOUNT DUE TO RELATED PARTY (Details) (Parenthetical) - Mr Gao [Member]	Jun. 30, 2024	Jun. 12, 2024	Oct. 04, 2023	Sep. 04, 2023
Ownership percentage	100.00%	3.00%	3.00%	3.00%
Chief Executive Officer [Member]
Ownership percentage	60.00%